                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: January 31
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                   Date of reporting period: October 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MFS HIGH INCOME FUND

10/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
BONDS - 89.2%
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AEROSPACE - 1.2%
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Argo-Tech Corp., 9.25%, 2011                                                                 $   4,550,000         $    4,720,625
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DRS Technologies, Inc., 7.625%, 2018                                                             8,725,000              8,921,312
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Vought Aircraft Industry, Inc., 8%, 2011                                                         1,660,000              1,568,700
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                                                                                                                   $   15,210,637
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AIRLINES - 0.9%
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Continental Airlines, Inc., 6.9%, 2017                                                       $   1,306,292         $    1,298,105
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Continental Airlines, Inc., 6.748%, 2017                                                         2,543,122              2,512,554
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Continental Airlines, Inc., 6.795%, 2020                                                         6,024,397              5,867,850
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Continental Airlines, Inc., 7.566%, 2020                                                         1,918,269              1,920,667
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                                                                                                                   $   11,599,176
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APPAREL MANUFACTURERS - 0.5%
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Levi Strauss & Co., 12.25%, 2012                                                             $   2,985,000         $    3,328,275
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Levi Strauss & Co., 9.75%, 2015                                                                  2,300,000              2,438,000
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                                                                                                                   $    5,766,275
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ASSET BACKED & SECURITIZED - 2.3%
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Airlie LCDO Ltd., FRN, 7.287%, 2011 (z)                                                      $   2,326,000         $    2,326,000
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Anthracite CDO Ltd., 6%, 2037 (z)                                                                5,148,000              4,489,015
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Asset Securitization Corp., FRN, 8.0099%, 2026                                                   2,786,991              2,910,886
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Asset Securitization Corp., FRN, 8.4999%, 2029 (z)                                               2,000,000              2,171,230
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Babson CLO Ltd., "D", FRN, 6.8528%, 2018 (n)                                                     2,385,000              2,389,770
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CWCapital Cobalt CDO Ltd., "E2", 6%, 2045 (z)                                                    1,000,000                980,000
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CWCapital Cobalt CDO Ltd., "F", FRN, 6.68%, 2050 (z)                                               610,000                612,147
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CWCapital Cobalt CDO Ltd., "G", FRN, 6.88%, 2050 (z)                                             1,890,000              1,879,473
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Falcon Franchise Loan LLC, FRN, 3.8455%, 2023 (i)(z)                                            14,866,026              2,333,371
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First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                 2,000,000              2,026,980
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Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9578%, 2028 (i)                       42,566,596                853,630
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Morgan Stanley Capital I, Inc., FRN, 1.4471%, 2014 (i)(n)                                       23,489,233              1,457,225
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TIERS Beach Street Synthetic, CLO, FRN, 9.52%, 2011 (z)                                          2,750,000              2,750,000
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Wachovia Credit, CDO, FRN, 6.74%, 2026 (z)                                                       1,320,000              1,320,000
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                                                                                                                   $   28,499,727
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AUTOMOTIVE - 8.9%
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Cooper Standard Automotive, Inc., 8.375%, 2014                                               $   7,875,000         $    5,807,812
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Ford Motor Co., 7.45%, 2031                                                                      7,841,000              6,145,384
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Ford Motor Credit Co., 6.625%, 2008                                                              2,515,000              2,467,519
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Ford Motor Credit Co., 5.8%, 2009                                                                9,683,000              9,248,814
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Ford Motor Credit Co., 9.75%, 2010 (n)                                                          11,755,000             12,121,874
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Ford Motor Credit Co., 8.625%, 2010                                                              3,855,000              3,837,753
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Ford Motor Credit Co., 7%, 2013                                                                 12,783,000             11,883,371
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General Motors Acceptance Corp., 6.875%, 2011                                                   11,155,000             11,231,568
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General Motors Acceptance Corp., 6.75%, 2014                                                    25,060,000             24,845,386
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General Motors Corp., 7.2%, 2011                                                                 3,810,000              3,552,825
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General Motors Corp., 8.375%, 2033                                                              13,954,000             12,419,060
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Goodyear Tire & Rubber Co., 9%, 2015                                                             5,890,000              5,956,262
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                                                                                                                   $  109,517,628
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BROADCASTING - 4.3%
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Allbritton Communications Co., 7.75%, 2012                                                   $   7,190,000         $    7,225,950
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Barrington Broadcasting Group, 10.5%, 2014 (n)                                                   3,610,000              3,564,875
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EchoStar DBS Corp., 6.375%, 2011                                                                 4,175,000              4,133,250
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Granite Broadcasting Corp., 9.75%, 2010                                                          4,485,000              4,182,262
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Hughes Network Systems LLC, 9.5%, 2014 (n)                                                       3,400,000              3,519,000
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Intelsat Ltd., 9.25%, 2016 (n)                                                                   3,600,000              3,843,000
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Intelsat Ltd., 11.25%, 2016 (n)                                                                  5,635,000              6,135,106
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Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                         5,720,000              4,332,900
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                               2,330,000              2,417,375
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ION Media Networks, Inc., FRN, 11.6238%, 2013 (n)                                                6,620,000              6,628,275
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XM Satellite Radio, Inc., 9.75%, 2014                                                            4,295,000              4,080,250
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Young Broadcasting, Inc., 10%, 2011                                                              2,840,000              2,683,800
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                                                                                                                   $   52,746,043
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BUILDING - 1.8%
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Goodman Global Holdings, Inc., 7.875%, 2012                                                  $   5,950,000         $    5,712,000
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Interface, Inc., 10.375%, 2010                                                                   3,391,000              3,713,145
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Interface, Inc., 9.5%, 2014                                                                        600,000                622,500
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Nortek Holdings, Inc., 8.5%, 2014                                                                4,010,000              3,829,550
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                               12,640,000              8,658,400
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                                                                                                                   $   22,535,595
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BUSINESS SERVICES - 2.3%
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Iron Mountain, Inc., 8.625%, 2013                                                            $   1,095,000         $    1,127,850
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Iron Mountain, Inc., 7.75%, 2015                                                                 2,610,000              2,649,150
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Nortel Networks Ltd., 10.75%, 2016 (n)                                                           2,600,000              2,782,000
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Northern Telecom Corp., 6.875%, 2023                                                             2,420,000              1,996,500
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SunGard Data Systems, Inc., 10.25%, 2015                                                         8,780,000              9,197,050
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Xerox Corp., 7.625%, 2013                                                                       10,265,000             10,726,925
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                                                                                                                   $   28,479,475
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CABLE TV - 3.5%
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CCH I Holdings LLC, 11%, 2015                                                                $  11,715,000         $   11,290,331
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CCH II Holdings LLC, 10.25%, 2010                                                               11,030,000             11,388,475
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CCO Holdings LLC, 8.75%, 2013                                                                    2,560,000              2,604,800
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CSC Holdings, Inc., 6.75%, 2012 (n)                                                              6,715,000              6,622,669
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Mediacom LLC, 9.5%, 2013                                                                         5,620,000              5,767,525
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NTL Cable PLC, 9.125%, 2016                                                                      4,649,000              4,887,261
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                                                                                                                   $   42,561,061
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CHEMICALS - 4.1%
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Basell AF SCA, 8.375%, 2015 (n)                                                              $   1,867,000         $    1,895,005
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BCP Crystal Holdings Corp., 9.625%, 2014                                                         2,487,000              2,729,482
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Crystal U.S. Holdings LLC, "A", 0% to 2009, 10.0% to 2014                                        1,238,000              1,024,445
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Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                       13,902,000             11,677,680
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Equistar Chemicals LP, 10.125%, 2008                                                             4,650,000              4,929,000
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Equistar Chemicals LP, 10.625%, 2011                                                             1,255,000              1,342,850
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Huntsman International LLC, 10.125%, 2009                                                        4,116,000              4,177,740
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Innophos, Inc., 8.875%, 2014                                                                     3,060,000              3,052,350
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KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                    7,030,000              5,342,800
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Lyondell Chemical Co., 9.5%, 2008                                                                1,425,000              1,462,406
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Lyondell Chemical Co., 11.125%, 2012                                                             2,580,000              2,792,850
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Nalco Co., 8.875%, 2013                                                                          9,090,000              9,567,225
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Rockwood Specialties Group, Inc., 10.625%, 2011                                                      1,000                  1,073
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                                                                                                                   $   49,994,906
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CONSUMER GOODS & SERVICES - 2.4%
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GEO Group, Inc., 8.25%, 2013                                                                 $   5,710,000         $    5,752,825
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Jarden Corp., 9.75%, 2012                                                                        3,000,000              3,172,500
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Playtex Products, Inc., 9.375%, 2011                                                             3,720,000              3,868,800
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Samsonite Corp., 8.875%, 2011                                                                    4,220,000              4,420,450
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Service Corp., 7.375%, 2014 (n)                                                                  2,385,000              2,450,588
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Service Corp. International, 8%, 2017 (n)                                                        7,165,000              6,914,225
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Visant Holding Corp., 8.75%, 2013                                                                3,020,000             3,095,500
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                                                                                                                   $   29,674,888
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CONTAINERS - 2.0%
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Berry Plastics Holding Corp., 8.875%, 2014 (n)                                               $   5,185,000         $    5,236,850
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Graham Packaging Co. LP, 9.875%, 2014                                                            6,185,000              6,200,462
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                               12,590,000             12,967,700
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                                                                                                                   $   24,405,012
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DEFENSE ELECTRONICS - 0.8%
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L-3 Communications Corp., 5.875%, 2015                                                       $   5,275,000         $    5,103,563
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L-3 Communications Holdings, Inc., 6.125%, 2014                                                  4,600,000              4,531,000
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                                                                                                                   $    9,634,563
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ELECTRONICS - 0.7%
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NXP B.V./NXP Funding LLC, 7.875%, 2014 (z)                                                   $   2,300,000         $    2,334,500
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Sensata Technologies B.V., 8%, 2014 (n)                                                          6,050,000              5,838,250
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                                                                                                                   $    8,172,750
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EMERGING MARKET QUASI-SOVEREIGN - 0.3%
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Gazprom OAO, 9.625%, 2013 (n)                                                                $   2,140,000         $    2,541,250
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Gazprom OAO, 8.625%, 2034 (n)                                                                      780,000                992,550
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                                                                                                                   $    3,533,800
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EMERGING MARKET SOVEREIGN - 0.2%
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Federative Republic of Brazil, 8.875%, 2019                                                  $   1,071,000         $    1,294,839
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Russian Ministry of Finance, 12.75%, 2028                                                          880,000              1,585,276
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                                                                                                                   $    2,880,115
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ENERGY - INDEPENDENT - 3.3%
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Chesapeake Energy Corp., 7%, 2014                                                            $   3,702,000         $    3,711,255
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Chesapeake Energy Corp., 6.375%, 2015                                                            9,700,000              9,360,500
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Chesapeake Energy Corp., 6.875%, 2016                                                            5,615,000              5,572,887
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Hilcorp Energy I, 9%, 2016 (n)                                                                   3,395,000              3,513,825
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Newfield Exploration Co., 6.625%, 2014                                                           8,255,000              8,120,856
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Quicksilver Resources, Inc., 7.125%, 2016                                                        6,210,000              5,868,450
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Whiting Petroleum Corp., 7%, 2014                                                                4,030,000              3,969,550
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                                                                                                                   $   40,117,323
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ENTERTAINMENT - 1.3%
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AMC Entertainment, Inc., 9.5%, 2011                                                          $   3,102,000         $    3,113,632
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AMC Entertainment, Inc., 11%, 2016                                                               3,110,000              3,440,437
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Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                  3,275,000              2,562,687
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Six Flags, Inc., 8.875%, 2010                                                                    3,685,000              3,574,450
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Six Flags, Inc., 9.75%, 2013                                                                     3,257,000              3,012,725
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                                                                                                                   $   15,703,931
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FOOD & BEVERAGES - 0.7%
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B&G Foods Holding Corp., 8%, 2011                                                            $   3,570,000         $    3,632,475
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Michael Foods, Inc., 8%, 2013                                                                    5,100,000              5,265,750
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                                                                                                                   $    8,898,225
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FOREST & PAPER PRODUCTS - 3.2%
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Buckeye Technologies, Inc., 8%, 2010                                                         $   1,295,000         $    1,265,862
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Buckeye Technologies, Inc., 8.5%, 2013                                                           7,725,000              7,860,187
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Jefferson Smurfit Corp., 8.25%, 2012                                                            11,803,000             11,448,910
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JSG Funding PLC, 7.75%, 2015                                                                       525,000                494,812
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MDP Acquisitions PLC, 9.625%, 2012                                                               4,145,000              4,388,519
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Millar Western Forest Products Ltd., 7.75%, 2013                                                 4,300,000              3,547,500
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Stone Container Corp., 7.375%, 2014                                                              2,995,000              2,751,656
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Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                       2,685,000              2,725,275
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Verso Paper Holdings LLC, 11.375%, 2016 (n)                                                      4,720,000              4,790,800
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                                                                                                                   $   39,273,521
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GAMING & LODGING - 6.4%
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Boyd Gaming Corp., 6.75%, 2014                                                               $   3,545,000         $    3,469,669
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Caesars Entertainment, Inc., 7%, 2013                                                            7,975,000              8,071,793
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Greektown Holdings, 10.75%, 2013 (n)                                                             4,515,000              4,774,612
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Harrah's Entertainment, Inc., 5.75%, 2017                                                        5,485,000              4,520,721
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Majestic Star Casino LLC, 9.75%, 2011                                                            5,065,000              4,634,475
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Mandalay Resort Group, 9.375%, 2010                                                              3,525,000              3,745,312
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MGM Mirage, Inc., 8.5%, 2010                                                                     3,075,000              3,255,656
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MGM Mirage, Inc., 8.375%, 2011                                                                   7,260,000              7,541,325
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MGM Mirage, Inc., 6.75%, 2013                                                                    4,020,000              3,899,400
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MGM Mirage, Inc., 5.875%, 2014                                                                   3,010,000              2,757,912
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MGM Mirage, Inc., 6.875%, 2016                                                                   3,620,000              3,439,000
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Pinnacle Entertainment, Inc., 8.25%, 2012                                                        3,795,000              3,851,925
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Pokagon Gaming Authority, 10.375%, 2014 (n)                                                      2,655,000              2,847,488
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Station Casinos, Inc., 6.5%, 2014                                                               13,415,000             12,241,188
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Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                           3,715,000              3,636,056
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Wynn Las Vegas LLC, 6.625%, 2014                                                                 6,455,000              6,325,900
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                                                                                                                   $   79,012,432
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INDUSTRIAL - 3.3%
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Amsted Industries, Inc., 10.25%, 2011 (z)                                                    $   6,155,000         $    6,616,625
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Blount, Inc., 8.875%, 2012                                                                       5,055,000              5,055,000
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Da-Lite Screen Co., Inc., 9.5%, 2011                                                             1,340,000              1,413,700
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Education Management LLC, 8.75%, 2014 (n)                                                        3,560,000              3,649,000
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Education Management LLC, 10.25%, 2016 (n)                                                       2,830,000              2,936,125
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                7,525,000              7,684,906
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JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                       1,626,000              1,467,465
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Knowledge Learning Corp., 7.75%, 2015 (z)                                                        2,615,000              2,477,713
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Milacron Escrow Corp., 11.5%, 2011                                                               3,555,000              3,426,131
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RBS Global & Rexnord Corp., 9.5%, 2014 (n)                                                       3,800,000              3,933,000
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RBS Global & Rexnord Corp., 11.75%, 2016 (n)                                                     2,150,000              2,236,000
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                                                                                                                   $   40,895,665
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INSURANCE - 0.7%
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UnumProvident Corp., 6.85%, 2015 (n)                                                         $   7,964,000         $    8,341,255
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MACHINERY & TOOLS - 1.1%
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Case Corp., 7.25%, 2016                                                                      $   2,460,000         $    2,475,375
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Case New Holland, Inc., 9.25%, 2011                                                              1,840,000              1,952,700
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Case New Holland, Inc., 7.125%, 2014                                                             9,540,000              9,611,550
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                                                                                                                   $   14,039,625
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 7.1%
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CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                             $   8,750,000         $    6,781,250
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DaVita, Inc., 6.625%, 2013                                                                       2,665,000              2,625,025
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DaVita, Inc., 7.25%, 2015                                                                        9,005,000              8,959,975
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HCA, Inc., 8.75%, 2010                                                                           1,915,000              1,934,150
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HCA, Inc., 7.875%, 2011                                                                          7,515,000              7,214,400
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HCA, Inc., 6.375%, 2015                                                                         21,855,000             17,484,000
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HealthSouth Corp., 10.75%, 2016 (n)                                                              5,635,000              5,775,875
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Omnicare, Inc., 6.875%, 2015                                                                     8,420,000              8,251,600
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Psychiatric Solutions, Inc., 7.75%, 2015                                                         3,430,000              3,395,700
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Select Medical Corp., 7.625%, 2015                                                               6,495,000              5,439,563
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Tenet Healthcare Corp., 9.25%, 2015                                                              3,950,000              3,747,563
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Triad Hospitals, Inc., 7%, 2013                                                                  1,095,000              1,064,888
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US Oncology, Inc., 10.75%, 2014                                                                  7,515,000              8,266,500
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Vanguard Health Holding II, 9%, 2014                                                             5,990,000              5,795,325
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                                                                                                                   $   86,735,814
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METALS & MINING - 2.0%
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Arch Western Finance LLC, 6.75%, 2013                                                        $   9,540,000         $    9,206,100
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Massey Energy Co., 6.875%, 2013                                                                  7,080,000              6,637,500
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Peabody Energy Corp., 5.875%, 2016                                                               5,630,000              5,292,200
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Peabody Energy Corp., 7.375%, 2016                                                               3,600,000              3,744,000
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                                                                                                                   $   24,879,800
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NATURAL GAS - DISTRIBUTION - 0.3%
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AmeriGas Partners LP, 7.125%, 2016                                                           $   3,530,000         $    3,485,875
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NATURAL GAS - PIPELINE - 2.9%
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ANR Pipeline Co., 9.625%, 2021                                                               $   3,165,000         $    3,939,010
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Atlas Pipeline Partners, 8.125%, 2015                                                            3,830,000              3,906,600
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Colorado Interstate Gas Co., 5.95%, 2015                                                         2,880,000              2,768,340
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El Paso Energy Corp., 7%, 2011                                                                   6,820,000              6,922,300
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El Paso Energy Corp., 7.75%, 2013                                                                5,245,000              5,376,125
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El Paso Performance-Linked, 7.75%, 2011 (n)                                                      7,310,000              7,565,850
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Transcontinental Gas Pipe Line Corp., 7%, 2011                                                   2,705,000              2,789,531
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Williams Cos., Inc., 7.125%, 2011                                                                2,608,000              2,692,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,960,516
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NETWORK & TELECOM - 4.1%
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Cincinnati Bell, Inc., 8.375%, 2014                                                          $   6,280,000         $    6,405,600
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Citizens Communications Co., 9.25%, 2011                                                         4,461,000              4,946,134
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Hawaiian Telecom Communications, Inc., 9.75%, 2013                                               3,440,000              3,560,400
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Hawaiian Telecom Communications, Inc., 12.5%, 2015                                               1,305,000              1,393,087
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Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                  5,070,000              5,310,825
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Qwest Capital Funding, Inc., 7.25%, 2011                                                         3,620,000              3,665,250
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Qwest Corp., 7.875%, 2011                                                                        3,915,000              4,145,006
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Qwest Corp., 8.875%, 2012                                                                        7,655,000              8,420,500
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Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                  5,530,000              5,834,150
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Windstream Corp., 8.625%, 2016 (n)                                                               5,765,000              6,218,994
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                                                                                                                   $   49,899,946
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OIL SERVICES - 1.0%
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Basic Energy Services, Inc., 7.125%, 2016                                                    $   5,495,000         $    5,233,988
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GulfMark Offshore, Inc., 7.75%, 2014                                                             3,635,000              3,653,175
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Hanover Compressor Co., 9%, 2014                                                                 3,785,000              4,031,025
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                                                                                                                   $   12,918,188
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PHARMACEUTICALS - 0.3%
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Warner Chilcott Corp., 8.75%, 2015                                                           $   3,874,000         $    3,999,905
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PRINTING & PUBLISHING - 3.0%
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American Media Operations, Inc., 8.875%, 2011                                                $   4,790,000         $    4,251,125
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Dex Media, Inc., 0% to 2008, 9% to 2013                                                         10,320,000              8,991,300
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          6,115,000              5,327,694
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MediaNews Group, Inc., 6.875%, 2013                                                              6,775,000              6,292,281
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PRIMEDIA, Inc., 8.875%, 2011                                                                     3,500,000              3,473,750
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PRIMEDIA, Inc., 8%, 2013                                                                         2,705,000              2,522,413
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R.H. Donnelley Corp., 8.875%, 2016                                                               6,230,000              6,424,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,283,251
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RAILROAD & SHIPPING - 0.4%
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TFM S.A. de C.V., 9.375%, 2012                                                               $   3,343,000         $    3,568,653
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                    1,025,000              1,122,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,691,028
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RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                      $   3,030,000         $    3,151,200
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                            $   5,545,000         $    5,267,750
---------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 11.125%, 2014 (n)                                       1,250,000              1,229,687
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                    3,740,000              3,833,500
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                       3,290,000              3,454,500
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015                                                              3,785,000              4,059,413
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                         2,340,000              2,559,375
---------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                                 3,625,000              3,552,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,956,725
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                 $   6,150,000         $    6,380,625
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (z)                                                         6,035,000              6,042,544
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                            3,935,000              4,013,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,436,869
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                               $   4,545,000         $    5,090,400
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                              4,755,000              4,683,675
---------------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                3,145,000              3,239,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,013,425
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                     $     500,000         $            0
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                   $   1,090,000         $    1,130,875
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                   2,365,000              2,536,462
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                              5,120,000              5,120,000
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                3,575,000              3,816,313
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                               4,275,000              4,488,750
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                  5,350,000              5,945,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,037,588
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (n)                                                     $   3,715,000         $    3,859,499
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015 (n)                                                          3,175,000              3,299,035
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,158,534
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (n)                                                                $   7,405,000         $    7,738,225
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                               4,610,000              4,385,263
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,123,488
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (n)                                                       $   2,670,000         $    2,756,775
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                              8,190,000              8,855,437
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                          4,870,000              4,924,787
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                          5,095,000              5,680,925
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                  16,490,000             16,675,513
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                2,305,000              2,198,394
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                             4,840,000              5,009,400
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                 90,000                 94,275
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   46,195,506
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $1,096,421,286
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (a)                                                                                 184,100         $    3,179,407
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                                           157,000         $    3,052,080
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                     111,950         $    4,109,684
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                                          1,087         $            0
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                        206,408         $            0
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                   206,600         $    2,834,552
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $   13,175,723
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 3.3% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., Term Loan, 7.9%, 2012                                                            $   4,659,465         $    4,639,083
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Term Loan, 2013 (o)                                              $     135,140         $      135,816
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                  $   3,317,424         $    3,352,672
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                      1,061,576              1,072,855
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,425,527
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
CDX Funding LLC, Second Lien Term Loan, 10.62%, 2013                                         $     100,000         $      101,500
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Letter of Credit, 5.24%, 2013 (o)                                       $     282,498         $      279,976
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Term Loan, 7.55%, 2013 (o)                                                    633,502                627,846
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Term Loan C, 7.47%, 2013 (o)                                                2,111,674              2,092,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,000,642
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.39%, 2012 (o)                                            $   5,973,251         $    6,004,279
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.35%, 2012                                                   $   6,489,148         $    6,537,817
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Bridge Term Loan, 10.12%, 2013                                             $   2,934,194         $    2,919,523
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan A, 7.27%, 2012                                   $     838,820         $      838,925
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 7.15%, 2012                                         2,114,115              2,113,874
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,952,799
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, Term Loan B, 8.19%, 2013                                                $   5,059,388         $    5,077,310
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 2013 (o)                                                   $   4,817,876         $    4,835,940
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                        $   40,630,236
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (n)                                                                               4,850         $    4,177,063
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% (p)                                                                   158         $    1,267,950
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                                  2,034              2,237,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,505,350
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                              4,500         $      114,975
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                           $    3,620,325
---------------------------------------------------------------------------------------------------------------------------------
                                                     STRIKE PRICE          FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (a)                    $  0.14               1/28/97               5,000         $            0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (a)                       0.14               1/28/97              11,775                      0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $            0
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (a)                             $ 45.24               9/16/00               3,440         $       11,352
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Knology, Inc. (a)(z)                                     $  0.10              11/22/97               2,475         $        5,850
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                                                   $       17,202
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.3%, due 11/01/06 (y)                                               $  39,965,000         $   39,965,000
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 10/31/06, due 11/01/06, total to be received
  $21,145,118 (secured by various U.S. Treasury and Federal Agency obligations and
  Mortgage Backed securities in a jointly traded account)                                    $  21,142,000         $   21,142,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (k)                                                                                              $1,219,148,835
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                                   9,675,579
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $1,228,824,414
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,073,075,695 and 88.02% of market value. An independent pricing service provided an evaluated bid for 87.81% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $180,032,433, representing 14.7% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                            ACQUISITION           ACQUISITION         CURRENT       TOTAL % OF
    RESTRICTED SECURITIES                                       DATE                 COST          MARKET VALUE     NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------------
    Airlie LCDO Ltd., FRN, 7.287%, 2011                       10/13/06            $ 2,326,000      $ 2,326,000

    Amsted Industries, Inc., 10.25%, 2011                 8/08/03 - 4/25/06         6,560,493        6,616,625

    Anthracite CDO Ltd., 6%, 2037                              5/14/02              3,322,615        4,489,015

    Asset Securitization Corp., FRN, 8.4999%, 2029             1/25/05              1,726,172        2,171,230

    CWCapital Cobalt CDO Ltd., "E2", 6%, 2045                  3/20/06                957,539          980,000

    CWCapital Cobalt CDO Ltd., "F", FRN, 6.68%, 2050           4/12/06               610,000           612,147

    CWCapital Cobalt CDO Ltd., "G", FRN, 6.88%, 2050           4/12/06              1,890,000        1,879,473

    Falcon Franchise Loan LLC, FRN, 3.8455%, 2023              1/29/03              2,823,996        2,333,371

    Knology, Inc.                                             10/16/97                  5,980            5,850

    Knowledge Learning Corp., 7.75%, 2015                      1/28/05              2,615,000        2,477,713

    Michaels Stores, Inc., 11.375%, 2016                      10/25/06              6,041,387        6,042,544

    NXP B.V./NXP Funding LLC, 7.875%, 2014                    10/05/06              2,300,000        2,334,500

    TIERS Beach Street Synthetic, CLO, FRN, 9.52%, 2011        5/17/06              2,750,000        2,750,000

    Wachovia Credit, CDO, FRN, 6.74%, 2026                     6/08/06              1,320,000        1,320,000
    ----------------------------------------------------------------------------------------------------------------------------
                                                                                                   $36,338,468          3.0%
                                                                                                   =========================

The following abbreviations are used in this report and are defined:
CDO    Collateralized Debt Obligation
CLO    Collateralized Loan Obligation
FRN    Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT   Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro
GBP    British Pound

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                    $1,238,546,608
                                                                                  ==============
Gross unrealized appreciation                                                     $   24,722,691
Gross unrealized depreciation                                                        (44,120,464)
                                                                                  --------------
      Net unrealized appreciation (depreciation)                                  $  (19,397,773)
                                                                                  ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                          NET UNREALIZED
         CONTRACTS TO                                                               CONTRACTS             APPRECIATION
       DELIVER/RECEIVE           SETTLEMENT DATE     IN EXCHANGE FOR                 AT VALUE             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
PURCHASES
---------
EUR          3,206,890              12/18/06           $ 4,037,641                 $ 4,104,475               $ 66,834
GBP            788,716              11/27/06           $ 1,488,970                 $ 1,505,040                 16,070
                                                       -----------                 -----------               --------
                                                       $ 5,526,611                 $ 5,609,515               $ 82,904
                                                       ===========                 ===========               ========

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) MUNICIPAL HIGH INCOME FUND

10/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.4%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., "A", RITES, FSA,
7.024%, 2011(v)(z)                                                                           $   6,250,000         $    7,550,625
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                  4,270,000              4,527,310
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.14%, 2017(v)(z)                          2,500,000              2,921,300
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                        2,195,000              2,287,848
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(Terminal One Group), 5.5%, 2024                                                                   850,000                921,817
---------------------------------------------------------------------------------------------------------------------------------
Port of Seattle, WA, Rev., XLCA, 5%, 2027                                                        2,120,000              2,250,359
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,459,259
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                            $   1,165,000         $    1,257,408
---------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009(c)                                                                855,000                932,326
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010(c)                                                              1,000,000              1,111,100
---------------------------------------------------------------------------------------------------------------------------------
Florida Department of Transportation, RITES, 5.57%, 2008(v)(z)                                   2,300,000              2,501,250
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                               5,945,000              2,630,722
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                               6,000,000              2,373,720
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                              765,000                788,310
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 6.093%, 2015(v)(z)                                                 5,310,000              6,641,748
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "H", FGIC, 6.125%, 2007(c)                                                         1,210,000              1,245,756
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "H", FGIC, 6.125%, 2025                                                            6,790,000              6,982,497
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "I-1", 5%, 2025                                                                    6,000,000              6,374,580
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "M", 5%, 2035                                                                     11,200,000             11,756,080
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLS, 7.069%, 2017(v)(z)                                                 2,000,000              2,320,920
---------------------------------------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                                                       134,252                134,750
---------------------------------------------------------------------------------------------------------------------------------
Texas Transportation Commission Mobility Fund, "A", FGIC, 4.5%, 2030                             5,000,000              4,992,650
---------------------------------------------------------------------------------------------------------------------------------
Washington Motor Vehicle Fuel Tax, "B", FSA, 5%, 2024                                            9,850,000             10,519,899
---------------------------------------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                                                      410,000                418,868
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,982,584
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev. (Township of Wyckoff
Board of Education), 5%, 2032                                                                $     540,000         $      574,263
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009(c)                                                                910,000                966,720
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2019                                                                    90,000                 95,244
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, "A", 6%, 2007(c)                                                           5,000,000              5,170,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,806,427
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033              $   2,815,000         $    2,985,279
---------------------------------------------------------------------------------------------------------------------------------
Celina, TX, Independent School District, School Building, PSF, 5%, 2037                          5,925,000              6,262,725
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 6.058%, 2020(v)(z)                                 7,910,000             10,077,340
---------------------------------------------------------------------------------------------------------------------------------
Columbus, OH, City School District (School Facilities Construction & Improvement),
FSA, 4.25%, 2032                                                                                 2,000,000              1,950,640
---------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                         1,700,000                493,204
---------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                         1,285,000                316,020
---------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                         1,715,000                378,518
---------------------------------------------------------------------------------------------------------------------------------
Denton, TX, Independent School District, Capital Appreciation, PSF, 0%, 2025                     9,800,000              3,945,480
---------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                   910,000                311,156
---------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                 1,740,000                580,081
---------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                 1,725,000                501,975
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, RITES, FGIC, 6.093%, 2012(v)(z)                                      1,500,000              1,749,630
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, RITES, FGIC, 6.093%, 2013(v)(z)                                      5,000,000              5,940,100
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(c)                                                 1,700,000              1,856,808
---------------------------------------------------------------------------------------------------------------------------------
Fort Bend, TX, Independent School District, "A", PSF, 5.25%, 2027                                2,825,000              3,062,950
---------------------------------------------------------------------------------------------------------------------------------
Hidalgo, TX, Independent School District, School Building, PSF, 5%, 2031                         3,315,000              3,508,430
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, 6.07%, 2017(v)(z)                               5,000,000              5,369,100
---------------------------------------------------------------------------------------------------------------------------------
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                     3,495,000              1,339,319
---------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(c)                                            1,255,000              1,391,983
---------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(c)                                              1,355,000              1,509,389
---------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2008(c)                                                               2,500,000              2,624,125
---------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                  1,300,000                539,552
---------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                  1,300,000                511,121
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026                                                                         3,780,000              1,406,538
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                         3,820,000              1,058,484
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029                                          7,310,000              2,143,365
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030                                          6,480,000              1,789,452
---------------------------------------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2010(c)                                                  1,700,000              1,834,011
---------------------------------------------------------------------------------------------------------------------------------
Pasadena, TX, Independent School District, School Building, 4.75%, 2036                          3,000,000              3,074,520
---------------------------------------------------------------------------------------------------------------------------------
Prosper, TX, Independent School District, Capital Appreciation School Building,
"N", PSF, 0%, 2031                                                                               2,595,000                739,186
---------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                      2,960,000              1,076,552
---------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2028                      2,975,000              1,023,489
---------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                      2,995,000                974,932
---------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028           3,260,000              1,089,883
---------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital
Appreciation, School Building, "A", PSF, 0%, 2027                                                3,055,000              1,144,953
---------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital
Appreciation, School Building, "A", PSF, 0%, 2029                                                1,200,000                404,004
---------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital
Appreciation, School Building, "A", PSF, 0%, 2030                                                1,740,000                554,642
---------------------------------------------------------------------------------------------------------------------------------
Snyder, TX, Independent School District, School Building, AMBAC, 5.25%, 2030                     2,150,000              2,326,752
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, School Rev. (Haverford Township
Project), XLCA, 5%, 2027                                                                         2,670,000              2,835,994
---------------------------------------------------------------------------------------------------------------------------------
West Contra Costa, CA, Unified School District, FGIC, 0%, 2026                                  10,425,000              4,355,148
---------------------------------------------------------------------------------------------------------------------------------
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033                8,965,000              2,297,102
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   87,333,932
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 21.7%
---------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities
  Rev. (Russell Hospital Corp.), "A", 5.75%, 2036                                            $   1,900,000         $    2,000,738
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Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  Systems), "B", 6.75%, 2025                                                                     1,200,000              1,296,468
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                           6,100,000              7,282,241
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), "B", 9.25%, 2022                                                                      3,360,000              4,011,202
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Arkansas Development Finance Authority Rev. (Washington Regional Medical Center),
  7.25%, 2010(c)                                                                                 2,500,000              2,774,450
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Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A",
  7.125%, 2033                                                                                   2,500,000              2,724,950
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Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2008(c)                                                                                 1,600,000              1,677,296
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Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist
  Health Systems, Inc.), "A", 5%, 2030                                                           5,660,000              5,821,480
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Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical
  Center Inc.), "A", 8.25%, 2030                                                                 2,500,000              2,701,325
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California Valley Health Systems, COP, 6.875%, 2023                                              2,120,000              2,137,278
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.35%, 2017                                                             1,070,000              1,099,714
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.4%, 2029                                                              3,360,000              3,429,619
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013          1,810,000              1,825,928
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B",
  6.35%, 2013                                                                                    1,280,000              1,324,621
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Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
  "A", 6.75%, 2031                                                                               2,500,000              2,746,525
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Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
  6.25%, 2023                                                                                      930,000              1,008,418
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Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                         110,000                112,267
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Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 6.5%, 2020              770,000                846,253
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 5%, 2025              1,000,000              1,039,730
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2011(c)                                                                                2,200,000              2,524,412
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Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                       1,165,000              1,182,172
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Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                         5,020,000              5,630,382
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Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2018                                  3,700,000              3,788,726
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Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        750,000                802,635
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Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2028                                    950,000                963,794
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District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
  "D", 6.875%, 2007(c)                                                                           3,875,000              3,912,045
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                750,000                779,707
---------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                865,000                910,066
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Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
  7.125%, 2024                                                                                   2,250,000              2,497,027
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Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems),
  "C", 5.25%, 2036                                                                               3,735,000              3,983,975
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Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2011(c)                                                                                    3,000,000              3,356,730
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Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                   2,090,000              2,131,486
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                       2,500,000              2,631,225
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Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A",
  5%, 2039                                                                                       1,155,000              1,199,236
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Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital),
  "A", AMBAC, 5%, 2035                                                                           5,220,000              5,455,057
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Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), "A", 6.375%, 2031                                                  8,950,000              9,593,952
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
  Research Foundation, Inc.), "A", 6.375%, 2021                                                  3,300,000              3,527,304
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Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                                   3,750,000              4,030,987
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev., (Clarian Health), "A",
  4.75%, 2034                                                                                      500,000                507,090
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Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
  Health), "A", 5.5%, 2036                                                                       1,095,000              1,177,289
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.5%, 2029                                                                           1,290,000              1,375,462
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.75%, 2035                                                                          1,395,000              1,526,535
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Kentucky Economic Development Finance Authority (Norton Healthcare), "A",
  6.5%, 2010(c)                                                                                  1,965,000              2,193,510
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Prerefunded (Norton
  Healthcare), "A", 6.625%, 2010(c)                                                              1,565,000              1,754,083
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Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A",
  6.5%, 2020                                                                                     3,035,000              3,304,296
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Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A",
  6.625%, 2028                                                                                     435,000                475,538
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Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev.
  (Baptist Health Systems), 6.5%, 2031                                                           5,350,000              5,769,333
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Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
  5.7%, 2008(c)                                                                                  3,305,000              3,452,932
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
  5.75%, 2025                                                                                    2,000,000              2,097,500
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
  5.875%, 2034                                                                                   4,345,000              4,562,424
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Madison County, ID, Hospital Rev., COP, 5.25%, 2030                                              1,260,000              1,315,856
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Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                              2,640,000              2,744,333
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Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2010(c)                                                                1,000,000              1,117,690
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Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A",
  5.7%, 2015                                                                                     3,500,000              3,651,725
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",
  6.5%, 2012                                                                                     1,500,000              1,633,065
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
  5.25%, 2018                                                                                    4,600,000              4,662,192
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Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
  Hospital), "D", 6.35%, 2032                                                                    1,450,000              1,562,085
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Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
  Hospital), "C", 6.625%, 2018                                                                   1,405,000              1,437,048
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Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
  Health), "B", 6.375%, 2034                                                                       760,000                800,994
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Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical
  Center), "A", 6%, 2023                                                                        12,530,000             12,619,464
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Memorial Hospital), "C", 6.5%, 2021                                                500,000                550,185
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Mecosta County, MI, General Hospital Rev., 6%, 2018                                              1,200,000              1,236,768
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Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center),
  6.75%, 2029                                                                                    2,490,000              2,807,774
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Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A",
  6.7%, 2019                                                                                     3,505,000              3,854,729
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Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021              1,000,000              1,057,500
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.375%, 2015                                                                              700,000                709,331
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Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.625%, 2023                                                                              250,000                251,635
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Covington Hospital Nursing Home),
  "A", AMBAC, 5%, 2031                                                                             500,000                527,000
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Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General
  Hospital), "A", 5%, 2030                                                                       1,325,000              1,360,523
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Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital
  Corp.), 5.375%, 2026                                                                           1,720,000              1,808,408
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital
  Corp.), 5.5%, 2035                                                                             3,225,000              3,396,119
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Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
  Hospital of Rochester), 5%, 2025                                                                 185,000                191,209
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0% to 2007, 5% to 2014(c)                                                         5,100,000              5,242,392
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "C", 5.25%, 2014(c)                                                                            2,240,000              2,472,803
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Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                                     1,075,000              1,083,869
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Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                                       770,000                776,368
---------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "B", 5%, 2022                                        2,000,000              2,002,580
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
  Center), "A", 6.125%, 2012(c)                                                                  1,320,000              1,495,692
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
  Center), "A", 6.125%, 2032                                                                       180,000                198,040
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
  6.5%, 2017                                                                                     3,975,000              4,462,454
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), "A", 5.9%, 2018                                                            1,750,000              1,805,580
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New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), "B", 5%, 2008                                                                310,000                310,530
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New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized
  Hospital), "A", 5.5%, 2030                                                                       755,000                794,532
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical
  Center), 6.625%, 2031                                                                          1,115,000              1,218,728
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New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
  Hospital), "A", 6.875%, 2030                                                                   4,000,000              4,446,800
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
  5.5%, 2026                                                                                     1,895,000              1,927,310
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
  "C", 5.5%, 2026                                                                                2,000,000              2,034,100
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New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals Center),
  "A", 5%, 2026                                                                                  5,810,000              5,929,221
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New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "B", 6.375%, 2031                                                        1,465,000              1,532,991
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New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "C", 6.45%, 2032                                                           930,000                982,443
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New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "A", 6.375%, 2031                                                          495,000                517,973
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Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                       4,455,000              4,642,377
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center),
  5.75%, 2013                                                                                    5,000,000              4,850,850
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Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6%, 2014            2,400,000              2,659,008
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6.6%, 2031          4,080,000              4,485,715
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Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
  8.7%, 2023                                                                                       485,000                561,572
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2012(c)                                                                9,000,000             10,346,040
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Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014            1,395,000              1,446,782
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Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027              1,855,000              1,915,158
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Salida, CO, Hospital District Rev., 5.25%, 2036                                                  3,845,000              3,846,999
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012(c)                                                                         450,000                506,043
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012(c)                                                                         750,000                843,405
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012(c)                                                                         745,000                837,782
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012(c)                                                                       1,255,000              1,411,298
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012(c)                                                                      750,000                853,178
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012(c)                                                                    1,250,000              1,421,963
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Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                     3,000,000              3,095,250
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
  (Palmetto Health Alliance), 6.25%, 2031                                                        2,725,000              2,992,895
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South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                 1,995,000              2,091,797
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015                 885,000                923,197
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                 1,805,000              1,880,052
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029               1,330,000              1,375,087
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Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.25%, 2018                                                                                    3,500,000              3,535,210
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Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.375%, 2024                                                                                   4,000,000              4,044,880
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St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035                    2,000,000              2,193,820
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Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Rev.
  (Wellmont Health Systems Project), "C", 5.25%, 2036                                            1,000,000              1,046,030
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Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020           4,500,000              4,783,320
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Texas Metro Health Facilities Development Corp., Metro Health Facilities
  Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                               4,300,000              4,490,748
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Texas Metro Health Facilities Development Corp., Metro Health Facilities Development
  Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                                          2,000,000              2,087,120
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Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                3,150,000              3,410,348
---------------------------------------------------------------------------------------------------------------------------------
University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                                  755,000                796,691
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Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                   1,900,000              2,087,454
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Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                     1,175,000              1,194,658
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Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2022        2,000,000              2,148,680
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2031       2,595,000              2,804,442
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Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), 5.125%, 2025             1,395,000              1,463,732
---------------------------------------------------------------------------------------------------------------------------------
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), 5.125%, 2029             1,000,000              1,043,690
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Washington County, AR, Hospital Rev. (Regional Medical Center), "A", 5%, 2035                      750,000                769,823
---------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev. (Regional Medical Center), "B", 5%, 2025                    3,000,000              3,104,250
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                          3,885,000              4,108,465
---------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                          4,000,000              4,294,840
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West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                      810,000                840,424
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West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                       4,500,000              4,829,265
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Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                    2,500,000              2,777,000
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                   2,250,000              2,600,662
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  "B", 5.625%, 2029                                                                              1,100,000              1,143,714
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
  5.375%, 2034                                                                                   1,510,000              1,601,023
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "A", 7.125%, 2031                                                         1,495,000              1,611,072
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "B", 6.8%, 2016                                                           1,475,000              1,579,371
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "B", 7.125%, 2031                                                         2,000,000              2,155,280
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), "A", 6.15%, 2015                                                                    2,000,000              2,013,040
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), "C", 6.2%, 2020                                                                       250,000                251,627
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                                                                                                                   $  345,284,579
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
  Methodist Retirement), "A", 7%, 2033                                                       $   1,155,000         $    1,262,658
---------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                     2,250,000              2,562,975
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  7.75%, 2006                                                                                       90,000                 89,963
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                                   1,415,000              1,377,304
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                     3,145,000              3,020,930
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.),
  6.125%, 2025                                                                                   1,320,000              1,404,242
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises,
  Inc.) ETM, 10%, 2012(c)                                                                          540,000                644,690
---------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health
  Center Project), 5.75%, 2022                                                                     500,000                518,930
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032         1,165,000              1,216,167
---------------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.),
  7.5%, 2012                                                                                     1,950,000              1,994,694
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Christian Living Communities Project),
  "A", 5.75%, 2037                                                                               2,000,000              2,061,520
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
  "B", 6.125%, 2033                                                                              1,500,000              1,620,195
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013(c)                    1,965,000              2,361,714
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013(c)                      760,000                913,436
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage
  Presbyterian), 0%, 2008(c)                                                                    29,975,000             28,102,462
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage
  Presbyterian), 0%, 2008(c)                                                                     4,500,000              4,211,505
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (Presbyterian Hospital),
  0%, 2008(c)                                                                                   48,475,000             12,908,892
---------------------------------------------------------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033                  600,000                612,000
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034             1,020,000              1,076,681
---------------------------------------------------------------------------------------------------------------------------------
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior
  Living Community), 8%, 2033                                                                    1,500,000              1,741,590
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend),
  "A", 5.625%, 2026                                                                              1,500,000              1,538,385
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend),
  "A", 5.75%, 2036                                                                               1,500,000              1,534,290
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                            1,510,000              1,585,893
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                       1,510,000              1,589,124
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Three Crowns Park Plaza), "A", 5.875%, 2038                     1,145,000              1,185,567
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
  9.25%, 2011(c)                                                                                 3,985,000              4,965,708
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A",
  5.5%, 2025                                                                                     2,495,000              2,600,763
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "B",
  5.75%, 2018                                                                                    2,520,000              2,598,473
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026               1,500,000              1,532,625
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "C", 6.875%, 2032              1,250,000              1,352,987
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
  Authority Rev. (CDF Healthcare LA, LLC), "A", 7%, 2036                                         1,600,000              1,638,432
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
  Authority Rev. (CDF Healthcare), "C", 7%, 2036                                                 1,270,000              1,273,759
---------------------------------------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                      1,890,000              1,953,901
---------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009(c)                  1,455,000              1,555,366
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025                       6,825,000              6,958,292
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027              6,980,000              7,260,736
---------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A",
  6.125%, 2036                                                                                   1,360,000              1,425,457
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery),
  6.875%, 2036                                                                                   3,805,000              4,025,462
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing
  Care), 6.125%, 2028                                                                              750,000                798,233
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing
  Care), 6.25%, 2035                                                                             1,490,000              1,583,781
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center), "A",
  8.7%, 2014                                                                                     1,350,000              1,352,714
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                     920,000                957,067
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027               4,000,000              4,112,760
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6%, 2025                                                                        375,000                388,924
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6.125%, 2035                                                                    260,000                269,516
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., First Mortgage
  (Presbyterian Homes), 5.4%, 2027                                                               1,515,000              1,573,676
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., First Mortgage
  (Presbyterian Homes), 5.5%, 2031                                                                 955,000                995,607
---------------------------------------------------------------------------------------------------------------------------------
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), "A", 6%, 2038            1,700,000              1,798,260
---------------------------------------------------------------------------------------------------------------------------------
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027                                         1,650,000              1,699,104
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                     2,470,000              2,664,710
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006(c)                    760,000                776,629
---------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame),
  "A", 6%, 2038                                                                                    475,000                502,037
---------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                        1,325,000              1,369,798
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living),
  6.375%, 2039                                                                                   1,500,000              1,519,425
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
  (Querencia Barton Creek), 5.5%, 2025                                                           1,440,000              1,454,357
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
  (Querencia Barton Creek), 5.65%, 2035                                                          2,155,000              2,176,916
---------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
  8.25%, 2007(c)                                                                                 6,970,000              7,279,329
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  149,550,611
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
  7.125%, 2009(c)                                                                            $   1,420,000         $    1,550,683
---------------------------------------------------------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A",
  6.25%, 2036                                                                                      775,000                803,985
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group), 6%, 2018              3,550,000              3,532,108
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community Development
  (Westside Rehab Center Project), "A", 6.85%, 2036                                              3,415,000              3,551,156
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community Development
  (Westside Rehab Center Project), "B", 6.5%, 2013                                                 360,000                364,309
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
  8%, 2024                                                                                       2,850,000              2,862,056
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family
  Services), 6.125%, 2019                                                                        1,155,000              1,207,795
---------------------------------------------------------------------------------------------------------------------------------
New York, NY Industrial Development Agency Rev. (Special Needs Facilities Pooled
  Program), 6.1%, 2012                                                                           1,315,000              1,352,109
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 8.875%, 2021                                                                      1,925,000              2,142,313
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 9%, 2031                                                                          2,185,000              2,412,939
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
  7.75%, 2017                                                                                      608,000                609,593
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                            1,250,000                954,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,343,346
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities Rev. (AMR Corp.), 7.5%, 2029        $  10,770,000         $   10,984,754
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 7.25%, 2030                                                                   9,100,000              9,257,885
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), "C", 6.15%, 2029                                                              4,050,000              4,096,575
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E",
  6.75%, 2029                                                                                    5,025,000              5,372,428
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7%, 2012                          1,700,000              1,808,647
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024                        5,450,000              6,140,569
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2019                                                                   3,205,000              3,319,258
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2029                                                                   3,880,000              4,018,322
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.),
  7.625%, 2025                                                                                  27,460,000             33,112,092
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc./JFK
  International Airport), 7.125%, 2011                                                           5,845,000              6,245,792
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  7.25%, 2008                                                                                      335,000                339,827
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012          950,000              1,029,791
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                120,000                121,634
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,847,574
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                           $   1,000,000         $    1,031,730
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030               5,380,000              5,893,844
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                         3,015,000              3,219,779
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,145,353
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
  (Browning Ferris, Inc.), "A", 5.8%, 2016                                                   $   5,000,000         $    5,011,350
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "B", 5%, 2027                                                               1,080,000              1,121,008
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management,
  Inc.), "A", 5%, 2033                                                                           2,000,000              2,036,500
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
  5.7%, 2018                                                                                       540,000                597,742
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority, TX (Waste Mangement of Texas), "A", 5.2%, 2028              2,890,000              3,034,095
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                    2,000,000              1,978,720
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Solid Waste Disposal Waste Management Inc., Project, "A",
  5.05%, 2029                                                                                    2,000,000              2,068,620
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029          1,700,000              1,829,115
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026            2,000,000              2,199,340
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), 5.2%, 2027                                                                  2,890,000              3,019,819
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
  Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                   2,500,000              2,511,750
---------------------------------------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority Rev. (Waste Managment,
  Inc.), 5.1%, 2019                                                                              1,000,000              1,019,480
---------------------------------------------------------------------------------------------------------------------------------
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.),
  4.9%, 2028                                                                                     1,500,000              1,544,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,972,179
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024(d)        $  10,455,000         $        1,045
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015(d)       3,890,000                    389
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030             2,850,000              3,030,633
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,032,067
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), "A", 5.375%, 2035               $   1,500,000         $    1,555,620
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                           1,500,000              1,635,600
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                   6,155,000              6,340,081
---------------------------------------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017                3,900,000              3,905,226
---------------------------------------------------------------------------------------------------------------------------------
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035                    5,000,000              5,809,050
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                      1,625,000              1,692,795
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Gloucester Marine), "C", 6.5%, 2015                   2,300,000              2,317,319
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-1", 7.875%, 2032(n)         4,230,000              4,720,426
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032(n)         1,860,000              2,075,648
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017          2,000,000              2,002,020
---------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum
  Corp.), 8.25%, 2031                                                                            2,300,000              2,383,122
---------------------------------------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008(c)                   9,815,602             10,642,959
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026              3,895,000              4,072,261
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   49,152,127
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.),
  "A", 7.75%, 2025                                                                           $   1,200,000         $    1,364,112
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                            1,510,000              1,546,255
---------------------------------------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.),
  6.35%, 2025                                                                                    1,650,000              1,759,180
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
  Westvaco Escanaba), "A", 6.25%, 2012(c)                                                        3,100,000              3,509,727
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
  Westvaco Escanaba), "B", 6.45%, 2012(c)                                                        1,100,000              1,247,466
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Co.), 7.375%, 2007               860,000                864,713
---------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                   3,000,000              3,744,660
---------------------------------------------------------------------------------------------------------------------------------
Hopewell, VA, Industrial Developement Authority, Environmental Impact Rev.
  (Smurfit-Stone Container), 5.25%, 2015                                                         1,000,000              1,011,940
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.),
  7.75%, 2022                                                                                    8,500,000              8,564,515
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                       3,500,000              3,669,330
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
  6.2%, 2025                                                                                     2,250,000              2,435,580
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
  (Chesapeake Corp.), 6.25%, 2019                                                                6,830,000              6,853,017
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
  (Chesapeake Corp.), "A", 6.375%, 2019                                                            800,000                801,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,371,735
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
  (Cabazon Casino), "A", 9.25%, 2020(n)                                                      $   3,845,000         $    4,304,939
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017          3,200,000              3,286,944
---------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                   1,315,000              1,365,194
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
  (IAC/InterActiveCorp), 5%, 2035                                                                1,880,000              1,936,118
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,893,195
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021                $   1,300,000         $    1,401,933
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                    2,000,000              2,159,620
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                     905,000                966,178
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                  560,000                581,941
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025             395,000                418,822
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013(n)                                       2,500,000              2,500,050
---------------------------------------------------------------------------------------------------------------------------------
Guam Education Financing Foundation, Certificates of Participation (Guam Public
  School Facilities Project), "A", 5%, 2017                                                      1,000,000              1,060,110
---------------------------------------------------------------------------------------------------------------------------------
Guam Education Financing Foundation, Certificates of Participation (Guam Public
  School Facilities Project), "A", 5%, 2023                                                      2,500,000              2,617,300
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A", 5%, 2031            1,295,000              1,297,823
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapkowski Project), "B", 6.8%, 2018              3,895,000              4,475,822
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Redevelopment Authority Rev. (Neighborhood Transformation), FGIC,
  5%, 2027                                                                                       2,690,000              2,857,426
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev.
  (Empowerment Zone), "A", AMBAC, 5%, 2034                                                       2,050,000              2,131,959
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014          1,965,000              1,990,407
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Twinsburg Township), "D", 5.125%, 2025                 495,000                514,394
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Workforce Policy Board), "F", 4.875%, 2025           2,810,000              2,882,133
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                 600,000                621,396
---------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
  "C", 5.125%, 2025                                                                                280,000                285,779
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,763,093
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Buckingham
  Village), 5.5%, 2029                                                                       $   3,360,000         $    3,398,942
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", 9%, 2018                                                                     1,790,000              1,789,875
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                       635,000                652,812
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                   1,155,000              1,186,462
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009(n)                                                 8,000,000              8,466,080
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039(n)                                              4,000,000              4,250,960
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040(n)                                              2,000,000              2,041,800
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039         1,430,000              1,482,524
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, FRN, 5.9%, 2015(n)                                             2,000,000              2,114,300
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049(n)                                                  2,000,000              2,047,700
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, FRN, 6.875%, 2049(n)                                           6,000,000              6,386,880
---------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048            1,380,000              1,399,237
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
  FSA, 5%, 2025                                                                                  2,050,000              2,099,221
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,316,793
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009(c)                                            $     375,000         $      238,271
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009(c)                                                  450,000                267,539
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009(c)                                                  975,000                542,012
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009(c)                                                1,235,000                643,003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,690,825
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020           $   1,470,000         $    1,496,504
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax Second Lien
  Area B), 5%, 2020                                                                              2,585,000              2,699,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,195,528
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                     $     370,000         $      370,599
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                    30,000                 30,626
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                        145,000                 33,105
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", MBIA, 0%, 2011                          2,430,000                981,428
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                 260,000                262,636
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                        675,000                258,579
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                       510,000                545,119
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                      1,735,000              1,773,482
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                         175,000                175,336
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA,
  7%, 2031                                                                                          45,000                 45,182
---------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Finance Corp., TX, Single Family Mortgage Rev., "B", 5.5%, 2038                     440,000                448,391
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                   245,000                245,527
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), "B-1",
  GNMA, 6.2%, 2031                                                                               1,140,000              1,151,035
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", FNMA, 5.55%, 2037              2,970,000              3,248,348
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                355,000                359,743
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035               1,140,000              1,237,356
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                570,000                613,001
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.65%, 2037              2,355,000              2,566,691
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.4%, 2037               2,500,000              2,658,550
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026             275,000                279,271
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037              855,000                938,260
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.6%, 2029             2,235,000              2,386,041
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.75%, 2037            1,715,000              1,863,262
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035               1,450,000              1,592,303
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.625%, 2036             955,000              1,011,106
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037            1,600,000              1,758,512
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037               630,000                696,541
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033            1,115,000              1,193,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,723,716
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                 $      40,000         $       41,116
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                       11,000                 11,235
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                              1,020,000              1,074,070
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                       380,000                395,884
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                       82,000                 84,872
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                      360,000                369,356
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                        150,000                154,639
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                       625,000                649,512
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                  600,000                614,664
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                       75,000                 76,598
---------------------------------------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                  350,000                351,407
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031            235,000                241,000
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                           2,755,000              2,847,485
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                         2,600,000              2,667,470
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), "B", GNMA, 6.7%, 2030                                                             775,000                794,639
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), "B", GNMA/FNMA, 6.05%, 2037                                                          3,470,000              3,799,199
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), GNMA, 7.45%, 2031                                                                      125,000                130,280
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 6.85%, 2032                                                                 375,000                385,253
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), GNMA, 6.75%, 2034                                                                      410,000                432,776
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), GNMA/FNMA, 6.35%, 2032                                                                 475,000                483,450
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    375,000                376,268
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                      290,000                290,635
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                    3,295,000              3,588,617
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                               655,000                675,783
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                         1,310,000              1,311,847
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                        290,000                298,686
---------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA/FNMA, 5.25%, 2039         2,280,000              2,426,422
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                   2,270,000              2,359,461
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,932,624
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                              $   3,900,000         $    4,063,371
---------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                             2,000,000              2,019,820
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), "A", 5.5%, 2013                                                                   2,475,000              2,585,212
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), "A", 5.6%, 2019                                                                   5,425,000              5,655,128
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,323,531
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                       $   1,805,000         $    1,946,404
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                           1,155,000              1,245,483
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.016%, 2017(v)(z)                    4,500,000              5,653,350
---------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
  5.75%, 2010(c)                                                                                 3,000,000              3,292,230
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.93%, 2018(v)                    7,000,000              8,659,000
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 7.229%, 2020(v)(z)                                                6,000,000              6,964,800
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA, 0%
  to 2010, 4.55% to 2022                                                                         4,085,000              3,505,992
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", AMBAC,
  0% to 2010, 4.6% to 2023                                                                       1,185,000              1,016,280
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B", AMBAC,
  5%, 2013(c)                                                                                   11,260,000             12,175,663
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "A", 5%, 2045                                                                                  5,000,000              5,155,500
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2010(c)                                                                           2,500,000              2,653,675
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                                                    1,224,377              1,274,920
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                                                  2,323,338              2,342,900
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036               3,800,000              4,002,084
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligations, Hinds County Public Improvements,
  FSA, 5.25%, 2035                                                                               2,080,000              2,239,266
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., School Facilities Construction, "O",
  5.25%, 2025                                                                                    1,940,000              2,097,373
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                           1,080,000              1,110,996
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%, 2010(c)                                     1,000,000              1,121,800
---------------------------------------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009(c)                          250,000                260,865
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   66,718,581
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                      $   2,700,000         $    2,869,020
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                       1,500,000              1,593,135
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                                2,605,000              2,713,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,175,445
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008(c)                                             $   2,750,000         $    2,885,987
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                          280,000                287,182
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                          180,000                186,494
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                          560,000                577,993
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                          430,000                435,491
---------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                 6,310,000              1,693,983
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                         1,000,000              1,052,910
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                        1,795,000              1,934,795
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           800,000                845,832
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                        1,195,000              1,281,697
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., XLCA, 5%, 2031                                  2,155,000              2,291,713
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,500,000              1,572,165
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,046,242
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014            $   1,190,000         $    1,226,926
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                  450,000                478,561
---------------------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, Special Assessment, "B", 5.2%, 2014              2,115,000              2,167,790
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes
  Project), "A-1", 5.5%, 2036                                                                    1,500,000              1,543,455
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Master
  Infrastructure Projects), "A", 5.35%, 2036                                                     1,870,000              1,892,982
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016                500,000                513,590
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Special Assessment (Master
  Infrastructure Projects), "B", 5.1%, 2014                                                        750,000                766,365
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                  2,450,000              2,556,526
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                1,765,000              1,811,614
---------------------------------------------------------------------------------------------------------------------------------
Belmont Community Development District, FL, Capital Improvement Rev., "B", 5.125%, 2014          3,015,000              3,081,119
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                   4,180,000              4,297,667
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                  3,400,000              3,495,064
---------------------------------------------------------------------------------------------------------------------------------
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036                2,750,000              2,815,257
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "A-2",
  6.85%, 2031                                                                                      695,000                743,928
---------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                   905,000                916,122
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011             445,000                448,680
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing
  Project), 5.625%, 2036                                                                           945,000                991,201
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment, "B-1",
  4.875%, 2010                                                                                   3,750,000              3,756,862
---------------------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District, Special Assessment, FL, "B", 5%, 2011               740,000                749,620
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                        1,425,000              1,428,049
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment, "B", 6.25%, 2009                   195,000                197,461
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community Development District, FL, Special Assessment, "B",
  5.4%, 2008                                                                                        15,000                 15,078
---------------------------------------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District of Colorado, 6.75%, 2015                    2,500,000              2,532,625
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                            2,340,000              2,413,172
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                              4,600,000              4,764,864
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, Special Assessment, "B", 5.125%, 2009             1,040,000              1,041,466
---------------------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                        2,225,000              2,322,967
---------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                 1,440,000              1,443,326
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                       340,000                347,449
---------------------------------------------------------------------------------------------------------------------------------
Landmark at Doral, FL, Community Development, District Special Assessment, "B", 5.2%, 2015       2,000,000              2,012,340
---------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                        1,960,000              1,962,901
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022             870,000                906,505
---------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B", 5.3%, 2012       1,360,000              1,378,986
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country
  Club), "B-2", 5.125%, 2015                                                                       500,000                507,845
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
  Country Club), "B-1", 5.125%, 2015                                                             1,090,000              1,106,415
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
  "A", 5.9%, 2035                                                                                  735,000                772,456
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
  "B", 5.375%, 2014                                                                                985,000              1,011,713
---------------------------------------------------------------------------------------------------------------------------------
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036              1,110,000              1,127,105
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District Rev., FL, Special Assessment,
  5.125%, 2013                                                                                   1,145,000              1,170,854
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District Rev., FL, Special Assessment, "B",
  5%, 2010                                                                                       3,095,000              3,102,985
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment,"B", 5.625%, 2014         3,705,000              3,799,144
---------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                     1,495,000              1,487,181
---------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, 6.2%, 2008                                                         85,000                 85,394
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034              755,000                774,796
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008               385,000                388,735
---------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                    155,000                155,414
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037            2,000,000              2,091,600
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                 1,535,000              1,555,001
---------------------------------------------------------------------------------------------------------------------------------
Stonebrier Community Development District, FL, Speical Assessment, 5.5%, 2037                    1,845,000              1,893,985
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016         1,555,000              1,601,090
---------------------------------------------------------------------------------------------------------------------------------
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037             2,185,000              2,196,100
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino West Community Development District, FL, Special Assessment, "A",
  5.35%, 2036                                                                                      995,000              1,010,293
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010             2,865,000              2,887,204
---------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment, "B",
  5.125%, 2012                                                                                   1,370,000              1,391,386
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   87,137,214
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                 $  10,830,000         $   11,625,897
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032                                       495,000                537,659
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
  Backed (Gold Country), 0%, 2033                                                                8,015,000              1,763,540
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A
  County, "A", 0%, 2041                                                                          1,525,000              1,282,296
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                       4,360,000              4,578,000
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       8,000,000                542,240
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                      14,000,000                500,640
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                            3,670,000              3,931,120
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.75%, 2040                                              885,000                965,862
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                   19,160,000              1,727,082
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033           6,095,000              6,795,072
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2039           2,620,000              3,003,620
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.625%, 2040          1,070,000              1,215,745
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-4", 7.8%, 2042            3,000,000              3,676,980
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2011(c)                                                                                  5,000,000              5,329,300
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
  to 2007, 5.6% to 2034                                                                          4,295,000              4,219,752
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                          4,915,000              5,154,508
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                               4,325,000              4,594,448
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                             7,420,000              7,935,171
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 7%, 2041                                             45,000                 52,090
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060            33,955,000                630,205
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                  2,500,000              2,657,875
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                              3,725,000              4,016,779
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                              1,895,000              2,212,848
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.625%, 2037                                        1,150,000              1,224,578
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                              1,060,000              1,174,999
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,348,306
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA, 0%, 2027     $  12,305,000         $    4,457,117
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A", 7.15%, 2010(c)         5,000,000              5,642,200
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA, 6.354%, 2020(v)(z)                                   5,000,000              5,546,800
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008(c)                                   2,100,000              1,616,391
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008(c)                                   7,000,000              5,091,030
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008(c)                                   5,100,000              3,501,354
---------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM, 0%, 2011(c)        13,400,000             11,491,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,346,866
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
  11.5%, 2012(c)                                                                             $   6,000,000         $    8,091,600
---------------------------------------------------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax Rev., "C", FSA, 5.25%, 2029                                     4,045,000              4,732,893
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,824,493
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
  5.6%, 2017                                                                                 $   2,000,000         $    1,979,620
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029         2,205,000              2,273,157
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                       9,150,000             10,973,229
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022            1,300,000              1,389,713
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2031                2,000,000              2,074,400
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                1,520,000              1,571,832
---------------------------------------------------------------------------------------------------------------------------------
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018                  1,000,000              1,038,020
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Franklin Pierce
  Law Center), 5.5%, 2018                                                                        1,200,000              1,240,008
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Rev., 6.3%, 2007(c)                           495,000                506,964
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Rev., 6.3%, 2016                            1,195,000              1,221,505
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project), "A",
  5.375%, 2029                                                                                     760,000                782,709
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009(c)                                                                                  2,000,000              2,186,740
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  ETM, 6.2%, 2009(c)                                                                               635,000                661,181
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034            890,000                938,541
---------------------------------------------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC, 5%, 2030          1,865,000              1,979,753
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                             3,730,000              3,920,640
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Carroll College, Inc.
  Project), 5.25%, 2021                                                                            500,000                531,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,269,767
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational Advancement Fund (University
  Center), 6.625%, 2012(c)                                                                   $   1,500,000         $    1,731,840
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2022               100,000                102,657
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034                55,000                 56,323
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,890,820
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter High
  School), 7.5%, 2011(c)                                                                     $   1,850,000         $    2,129,405
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter High
  School), 7.5%, 2011(c)                                                                         3,485,000              4,143,282
---------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School
  Project), 6%, 2041                                                                             2,610,000              2,682,245
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
  Chicago), 5.6%, 2008(c)                                                                          850,000                878,441
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
Chicago), 5.65%, 2008(c)                                                                         1,730,000              1,789,339
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development Authority
  Rev. (Our Lady of Good Council), "A", 6%, 2035                                                   450,000                482,931
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
  6.5%, 2008(c)                                                                                  1,400,000              1,500,436
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021               550,000                585,348
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031              2,450,000              2,608,760
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.4%, 2013                                                                      1,065,000              1,111,849
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                     3,000,000              3,142,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,054,086
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                 $     970,000         $      976,596
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.875%, 2032                                   1,800,000              1,752,606
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                    5,965,000              6,225,432
---------------------------------------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                                 1,700,000              1,719,244
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
  (Colver), "G", 5.125%, 2015                                                                    1,050,000              1,049,979
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
  (Northampton Generating), "A", 6.5%, 2013                                                      2,300,000              2,300,391
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
  (Northampton Generating), "A", 6.6%, 2019                                                      5,000,000              5,000,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,024,698
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032      $     685,000         $      747,445
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038         2,505,000              2,802,644
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
  Gulf States, Inc.), 5.45%, 2010                                                                4,800,000              4,818,048
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC,
  4.85%, 2035                                                                                    3,215,000              3,287,241
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016              3,240,000              3,311,053
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 5.8%, 2022              4,500,000              4,548,780
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022              1,390,000              1,405,068
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric), "A", 6.95%, 2020                       3,000,000              3,130,050
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                     3,085,000              3,160,151
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), "B", 5.2%, 2033                            770,000                789,173
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), " A", AMBAC, 5%, 2031                  3,165,000              3,343,538
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                       3,095,000              3,208,184
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP),
  6.5%, 2017                                                                                     2,800,000              3,098,620
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut
  Light & Power), 5.9%, 2018                                                                     1,000,000              1,053,320
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  "A", 6.1%, 2025                                                                                2,000,000              2,010,560
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
  Pittsylvania), 7.55%, 2019                                                                    10,000,000             10,061,800
---------------------------------------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013         1,000,000              1,003,910
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                  1,900,000              1,955,898
---------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028              1,500,000              1,634,415
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028              3,335,000              3,346,406
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   58,716,304
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utility Systems Rev., AMBAC, 5%, 2025                                    $   2,600,000         $    2,755,948
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                       2,750,000              2,987,573
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
  7.559%, 2012(v)                                                                                  150,000                150,285
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,893,806
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC, 4%, 2028                               $   5,000,000         $    4,782,150
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022            900,000                901,008
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010(c)                              1,000,000              1,094,850
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010(c)                              1,010,000              1,105,798
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037                2,635,000              2,861,557
---------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                               655,000                674,892
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 8.509%, 2019(v)(z)                           765,000              1,079,094
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                   1,685,000              1,789,436
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES, 6.57%, 2021(v)(z)                                 7,585,000              8,545,716
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
  Systems Project, "N", FSA, 5%, 2030                                                            2,155,000              2,284,214
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, TX, Municipal Utility District No. 46 (Waterworks & Sewer
  Systems), MBIA, 4.75%, 2028                                                                    1,490,000              1,526,967
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority Rev., "B", 5.75%, 2007(c)                        8,590,000              8,793,239
---------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA,
  5%, 2027                                                                                       2,000,000              2,112,480
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010(c)                                                                1,000,000              1,101,390
---------------------------------------------------------------------------------------------------------------------------------
Virginia Clean Water Rev., 5.75%, 2010(c)                                                        2,500,000              2,701,000
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2026                     2,075,000              2,265,381
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,619,172
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                                                              $1,553,186,878
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.63%, due 11/02/06                                                        $     200,000         $      200,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.63%, due 11/02/06                                                              200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 3.59%, due 11/01/06                                   1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), 3.65%, due 11/01/06                                                                   700,000                700,000
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Public Building Authority, Local Government Public Improvement,
  "A-1", 3.65%, due 11/01/06                                                                       390,000                390,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.66%, due 11/01/06                          1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.6%, due 11/01/06               200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
  Center), 3.65%, due 11/01/06                                                                   1,725,000              1,725,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
  Chicago), 3.65%, due 11/01/06                                                                    310,000                310,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital),
  3.65%, due 11/01/06                                                                              695,000                695,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.6%, due 11/02/06                         700,000                700,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-6", 3.6%, due 11/02/06                         300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.6%, due 11/01/06               1,200,000              1,200,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.65%, due 11/01/06         1,820,000              1,820,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri Development Finance, Board of Cultural Facilities Rev. (Nelson Gallery),
  "B", 3.63%, due 11/01/06                                                                         100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co. Project),
  3.65%, due 11/01/06                                                                            1,600,000              1,600,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "A",
  3.58%, due 11/01/06                                                                              100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "C",
  3.62%, due 11/01/06                                                                              700,000                700,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "G",
  3.55%, due 11/01/06                                                                            1,700,000              1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
  "B", 3.65%, due 11/01/06                                                                         880,000                880,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
  3.64%, due 11/01/06                                                                            7,800,000              7,800,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement II,
  "B-1", 3.58%, due 11/02/06                                                                       200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement II,
  "E-1", 3.58%, due 11/02/06                                                                       200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement III,
  "B-2", 3.58%, due 11/02/06                                                                        50,000                 50,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement III,"F",
  3.58%, due 11/02/06                                                                              900,000                900,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.59%, due 11/01/06                                                        100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.56%, due 11/02/06                           200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev. (Chevron U.S.A., Inc.), 3.59%, due 11/01/06               100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES                                                                                   $   25,070,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                            $1,578,256,878
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                  15,896,354
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,594,153,232
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,553,186,878 and 98.41% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,908,783, representing 2.4% of net assets.
(v) Inverse floating rate security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                     ACQUISITION        ACQUISITION          CURRENT          TOTAL % OF
    RESTRICTED SECURITIES                               DATE               COST            MARKET VALUE       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------
    Chicago, IL, Board of Education, RITES,
    FGIC, 6.058%, 2020                                  2/09/00          $6,211,881       $10,077,340

    Chicago, IL, O'Hare International Airport
    Rev., "A", RITES, FSA, 7.024%, 2011                 8/21/03           6,664,625         7,550,625

    Chicago, IL, Public Building Commission
    Rev., RITES, FGIC, 9.016%, 2017                     3/10/99           4,815,180         5,653,350

    Denver, CO, City & County Airport Rev.,
    RITES, AMBAC, 8.14%, 2017                           8/28/00           2,683,700         2,921,300

    Essex County, NJ, RITES, FGIC, 7.229%, 2020         3/20/00           5,968,080         6,964,800

    Florida Board of Education, RITES, FGIC,
    6.093%, 2012                                        2/25/02           1,756,860         1,749,630

    Florida Board of Education, RITES, FGIC,
    6.093%, 2013                                        2/25/02           5,791,400         5,940,100

    Florida Department of Transportation,
    RITES, 5.57%, 2008                                  4/09/99           2,332,844         2,501,250

    Houston, TX, Independent School District,
    RITES, 6.07%, 2017                                  2/26/99           5,249,100         5,369,100

    Los Angeles, CA, RITES, FGIC, 6.093%, 2015          7/21/99           5,563,924         6,641,748

    Massachusetts Water Resources Authority,
    RITES, FGIC, 8.509%, 2019                           3/16/00             904,781         1,079,094

    Michigan Municipal Bond Authority Rev.,
    RITES, 6.57%, 2021                                  2/23/00           6,633,841         8,545,716

    New Jersey Turnpike Authority, RITES,
    MBIA, 6.354%, 2020                                  4/19/00           4,637,900         5,546,800

    State of Massachusetts, ROLS, 7.069%, 2017          8/28/01           2,226,440         2,320,920
    -----------------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                            $72,861,773              4.6%
                                                                                           ================================


The following abbreviations are used in this report and are defined:

BMA                Bond Market Assn.
COP                Certificate of Participation
ETM                Escrowed to Maturity
FRN                Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
-----------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
CIFG               CDC IXIS Financial Guaranty
FGIC               Financial Guaranty Insurance Co.
FHA                Federal Housing Administration
FNMA               Federal National Mortgage Assn.
FSA                Financial Security Assurance Inc.
GNMA               Government National Mortgage Assn.
MBIA               MBIA Insurance Corp.
PSF                Permanent School Fund
XLCA               XL Capital Insurance Co.

Inverse Floaters
-----------------------------------------------------------------------------------------------------------------------
RIBS               Residual Interest Bonds
RITES              Residual Interest Tax-Exempt Security
ROLS               Reset Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL HIGH INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $1,498,986,689
                                                                            ==============
Gross unrealized appreciation                                               $  101,079,187
Gross unrealized depreciation                                                  (21,808,998)
                                                                            --------------
      Net unrealized appreciation (depreciation)                            $   79,270,189
                                                                            ==============


The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS

                                                                                                           UNREALIZED
                   NOTIONAL                                   CASH FLOWS           CASH FLOWS             APPRECIATION
EXPIRATION          AMOUNT              COUNTERPARTY          TO RECEIVE             TO PAY              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07   USD   22,000,000             Merill Lynch           7-Day BMA       2.795% (fixed rate)         $    192,390

2/15/17    USD   10,000,000             Merill Lynch           7-Day BMA       4.184% (fixed rate)             (411,408)

1/04/19    USD   26,000,000              Citigroup             7-Day BMA       4.307% (fixed rate)         $ (1,379,379)
                                                                                                           ------------
                                                                                                           $ (1,598,397)
                                                                                                           ============

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) CONCENTRATION OF CREDIT RISK

At October 31, 2006, 20.91% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported
(backed) by a letter of credit from any one institution or agency did not exceed 5.03% of total investments.

MFS(R) HIGH YIELD OPPORTUNITIES FUND

10/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2006

ISSUER                                                                                                  SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 88.3%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                                                 $   3,200,000         $    3,320,000
---------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                             2,415,000              2,469,330
---------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industry, Inc., 8%, 2011                                                           790,000                746,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,535,870
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                       $     254,686         $      253,080
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                           481,737                475,936
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                         1,070,289              1,086,343
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                         1,591,697              1,550,336
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                           282,346                282,699
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,648,394
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                              $   3,255,000         $    3,450,300
---------------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                                  3,605,000              3,244,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,694,800
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (z)                                                            $   1,500,000         $    1,307,988
---------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Mortgage Securities, FRN, 7.6738%, 2041 (z)                                         1,445,469              1,456,454
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                            1,025,662                920,732
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.4999%, 2029 (z)                                               2,300,000              2,496,915
---------------------------------------------------------------------------------------------------------------------------------
Babson CLO Ltd., "D", FRN, 6.8528%, 2018 (n)                                                     1,005,000              1,007,010
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040 (n)                                                                           993,500                936,970
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.8455%, 2023 (i)(z)                                             1,885,914                296,013
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9578%, 2028 (i)                        6,247,662                125,291
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.4471%, 2014 (i)(n)                                        4,926,790                305,648
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities VII Ltd., 8.7%, 2032 (e)(z)                                            1,050,000                884,625
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                            1,775,000              1,544,250
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                             3,250,000              2,864,063
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                           1,813,000              1,482,128
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,628,087
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                               $   3,750,000         $    2,765,625
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                      3,749,000              2,938,279
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                                              1,157,000              1,135,157
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                5,648,000              5,394,744
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010 (n)                                                           5,590,000              5,764,464
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                                              1,255,000              1,249,385
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                  5,993,000              5,571,231
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                    5,000,000              5,034,320
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                    11,024,000             10,929,590
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                 1,805,000              1,683,163
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                               6,586,000              5,861,540
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                             3,565,000              3,605,106
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   51,932,604
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                   $   4,037,000         $    4,057,185
---------------------------------------------------------------------------------------------------------------------------------
Barrington Broadcasting Group, 10.5%, 2014 (n)                                                   2,330,000              2,300,875
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                                 1,680,000              1,663,200
---------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                          3,365,000              3,137,863
---------------------------------------------------------------------------------------------------------------------------------
Hughes Network Systems LLC, 9.5%, 2014 (n)                                                       1,530,000              1,583,550
---------------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                             3,245,000              2,904,275
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 7.625%, 2012                                                                      2,770,000              2,499,925
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 9.25%, 2016 (n)                                                                   1,550,000              1,654,625
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 11.25%, 2016 (n)                                                                  2,635,000              2,868,856
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                         1,745,000              1,321,838
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                               1,260,000              1,307,250
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 11.6238%, 2013 (n)                                                2,870,000              2,873,588
---------------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                4,375,000              3,702,344
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.75%, 2014                                                            2,200,000              2,090,000
---------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 10%, 2011                                                              2,290,000              2,164,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,129,424
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Associated Materials, Inc., 0% to 2009, 11.25% to 2014                                       $   1,390,000         $      816,625
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                                                      2,770,000              2,659,200
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                     864,000                946,080
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                      1,055,000              1,094,563
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                1,819,000              1,737,145
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                9,558,000              6,547,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,800,843
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                       $   2,245,000         $    2,402,150
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                               695,000                573,375
---------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                         4,840,000              5,069,900
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                        1,820,000              1,901,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,947,325
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (n)                                                                 $     344,000         $      344,430
---------------------------------------------------------------------------------------------------------------------------------
Cablemas S.A. de C.V., 9.375%, 2015 (n)                                                            240,000                253,800
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                    6,762,000              6,516,878
---------------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                                5,115,000              5,281,238
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25%, 2012 (n)                                                              2,085,000              2,056,331
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                  1,368,000              1,677,875
---------------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014 (n)                                                             1,635,000              1,767,844
---------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC, 9.5%, 2013                                                                         5,195,000              5,331,369
---------------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 9.125%, 2016                                                                      2,069,000              2,175,036
---------------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (n)                                       2,761,000              2,481,449
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,886,250
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Basell AF SCA, 8.375%, 2015 (n)                                                              $     909,000         $      922,635
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                          1,015,000                839,913
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                        6,204,000              5,211,360
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                               230,000                246,100
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                        1,620,000              1,644,300
---------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                     1,470,000              1,466,325
---------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                    4,981,000              3,785,560
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                                  589,000                604,461
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                             1,405,000              1,520,913
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                          4,235,000              4,457,338
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                      3,000                  3,218
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,702,123
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                                        $     950,000         $    1,007,000
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
AAC Group Holding Corp., 12.75%, 2012 (n)(p)                                                 $   2,870,701         $    3,021,413
---------------------------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015                                                                2,305,000              2,402,963
---------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                     2,465,000              2,483,488
---------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 9.75%, 2012                                                                        1,190,000              1,258,425
---------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375%, 2011                                                               630,000                655,200
---------------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                                    1,465,000              1,534,588
---------------------------------------------------------------------------------------------------------------------------------
Service Corp., 7.375%, 2014 (n)                                                                  1,485,000              1,525,838
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 8%, 2017 (n)                                                        3,615,000              3,488,475
---------------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                                1,820,000              1,865,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,235,890
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014 (n)                                               $   1,850,000         $    1,868,500
---------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                            4,070,000              4,080,175
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                7,045,000              7,256,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,205,025
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                              $   1,065,000         $    1,049,025
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014 (z)                                                   $   1,075,000         $    1,091,125
---------------------------------------------------------------------------------------------------------------------------------
Sensata Technologies B.V., 8%, 2014 (n)                                                          3,560,000              3,435,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,526,525
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                        $     283,000         $      284,415
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                         3,754,000              3,941,700
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                        4,480,000              5,320,000
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034 (n)                                                                    1,975,000              2,513,188
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (z)                                                             317,000                318,585
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                 2,129,000              2,597,380
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                                   3,401,000              4,497,823
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                                725,000                890,444
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,363,535
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 8.625%, 2027 (n)                                                         $     895,000         $      992,108
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                          4,263,000              4,712,747
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                      1,733,000              2,095,197
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                         396,000                462,924
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                           BRL   3,984,852              1,741,786
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                           $   1,446,244              1,456,367
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.589%, 2012                                                         3,215,250              3,011,337
---------------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015                                                                  348,000                408,970
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.2163%, 2015                                                         2,198,000              2,269,435
---------------------------------------------------------------------------------------------------------------------------------
Republic of Columbia, 7.375%, 2037                                                                 171,000                175,916
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                             1,475,000              1,727,963
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                           386,000                422,863
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                                88,000                 96,404
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.875%, 2017 (n)                                                            370,000                382,025
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 7.25%, 2015                                                                    361,000                387,534
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                     902,000                909,667
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                                       1,520,000              1,504,800
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.5%, 2024                                                                930,000                995,100
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                                234,000                302,153
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031                                                             1,405,000              1,534,963
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                  1,249,000              1,280,225
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                                       333,000                328,838
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036                                                                   972,000                913,680
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                                   420,000                499,800
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 8%, 2022                                                                    1,882,000              2,037,265
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                  4,080,000              4,100,400
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                                                  86,000                106,554
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034                                                                162,000                202,743
---------------------------------------------------------------------------------------------------------------------------------
Republica Oriental del Uruguay, 7.625%, 2036                                                       236,000                242,844
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                     3,096,000              2,974,018
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 5.625%, 2017                                                                284,000                283,858
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                1,218,000              1,548,687
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,109,171
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                        $   4,485,000         $    4,328,025
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                            4,130,000              4,099,025
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I, 9%, 2016 (n)                                                                   1,625,000              1,681,875
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                           4,610,000              4,535,088
---------------------------------------------------------------------------------------------------------------------------------
Pan American Energy LLC, 7.75%, 2012 (n)                                                           403,000                405,015
---------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                        2,375,000              2,244,375
---------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7%, 2014                                                                1,595,000              1,571,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,864,478
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                          $   1,870,000         $    1,956,502
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                          $   1,916,000         $    1,923,185
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                               1,825,000              2,018,906
---------------------------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach Operations, FRN, 10.12%, 2012 (z)                                               1,845,000              1,840,388
---------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                  2,585,000              2,022,763
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 8.875%, 2010                                                                    2,125,000              2,061,250
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                     1,899,000              1,756,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,623,067
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                            $   1,525,000         $    1,551,688
---------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (n)                                              2,307,000              2,272,395
---------------------------------------------------------------------------------------------------------------------------------
JBS S.A., 10.5%, 2016 (n)                                                                          264,000                275,222
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                    2,215,000              2,286,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,386,293
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                         $   1,675,000         $    1,637,313
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 9.5%, 2013                                                        0                      0
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                             6,049,000              5,867,530
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                                     1,365,000              1,286,513
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                                 755,000                799,356
---------------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd., 7.75%, 2013                                                 2,515,000              2,074,875
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                                840,000                771,750
---------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                       1,185,000              1,202,775
---------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 11.375%, 2016 (n)                                                      3,055,000              3,100,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,740,937
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                               $   1,690,000         $    1,654,088
---------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7%, 2013                                                            3,805,000              3,851,181
---------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                                             3,190,000              3,373,425
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011 (n)                                                        253,000                264,385
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                        2,615,000              2,155,275
---------------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                                            2,720,000              2,488,800
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                              1,000,000              1,062,500
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                   2,280,000              2,368,350
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                   1,975,000              1,809,594
---------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc., 9%, 2012 (n)                                                               970,000                983,338
---------------------------------------------------------------------------------------------------------------------------------
NCL Corp. Ltd., 10.625%, 2014                                                                    2,140,000              2,086,500
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                        1,950,000              1,979,250
---------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                      2,135,000              2,289,788
---------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                          1,600,000              1,604,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                6,075,000              5,543,438
---------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                           1,770,000              1,732,388
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                 2,750,000              2,695,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,941,300
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (z)                                                    $   1,365,000         $    1,467,375
---------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                       2,415,000              2,415,000
---------------------------------------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011                                                               895,000                944,225
---------------------------------------------------------------------------------------------------------------------------------
Education Management LLC, 10.25%, 2016 (n)                                                       3,480,000              3,610,500
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                3,545,000              3,620,331
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                         445,000                401,613
---------------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015 (z)                                                          815,000                772,213
---------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                               1,900,000              1,831,125
---------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp., 9.5%, 2014 (n)                                                       1,715,000              1,775,025
---------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp., 11.75%, 2016 (n)                                                       955,000                993,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,830,607
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (n)                                                         $   1,640,000         $    1,717,687
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                      $   1,115,000         $    1,121,969
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                              1,415,000              1,501,669
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                             2,315,000              2,332,363
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,956,001
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                                 $   1,365,000         $    1,426,425
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                 4,600,000              3,565,000
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                         860,000                847,100
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                        5,645,000              5,616,775
---------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, 10.25%, 2014                                                            1,845,000              1,881,900
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                             855,000                863,550
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                          2,605,000              2,500,800
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                         10,370,000              8,296,000
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016 (n)                                                              5,810,000              5,955,250
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                     3,570,000              3,498,600
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                         1,635,000              1,618,650
---------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                               3,870,000              3,241,125
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015                                                              2,505,000              2,376,619
---------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                                    485,000                471,663
---------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 10.75%, 2014                                                                  3,040,000              3,344,000
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, 9%, 2014                                                             2,820,000              2,728,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,231,807
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                        $   1,670,000         $    1,611,550
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                  4,105,000              3,848,438
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                               2,290,000              2,152,600
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                               1,635,000              1,700,400
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                            950,000                964,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,277,238
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                           $     785,000         $      775,188
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                               $     210,000         $      220,604
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                                   1,035,000              1,288,112
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners, 8.125%, 2015                                                            1,325,000              1,351,500
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                           940,000                903,555
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                   2,965,000              3,009,475
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                  730,000                748,250
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked, 7.75%, 2011 (n)                                                      3,530,000              3,653,550
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (n)                                                          1,337,000              1,375,439
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                1,060,000              1,094,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,644,935
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                          $   2,820,000         $    2,876,400
---------------------------------------------------------------------------------------------------------------------------------
Global Crossing UK Finance, 10.75%, 2014                                                           770,000                827,750
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                               1,280,000              1,324,800
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                               1,835,000              1,958,863
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                  1,270,000              1,330,325
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                         2,015,000              2,040,188
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                        1,400,000              1,482,250
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                        1,370,000              1,507,000
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                  2,615,000              2,758,825
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016 (n)                                                               3,190,000              3,441,213
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,547,614
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                    $   1,135,000         $    1,081,088
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                             1,000,000              1,005,000
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                 1,120,000              1,192,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,278,888
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
ATF Bank, 9%, 2016 (n)                                                                       $   1,148,000         $    1,126,096
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                  1,115,000              1,120,575
---------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021 (z)                                                    847,000                847,000
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                1,136,000              1,195,640
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                  411,000                424,871
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 7.25%, 2049 (n)                                                              263,000                270,763
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015 (n)                                                       262,000                269,533
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                           735,000                755,801
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (n)                                                                212,000                223,395
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008 (n)                                                    869,000                870,738
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                      108,000                104,355
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                    643,000                639,785
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                     1,066,000              1,133,478
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,982,030
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                           $   2,636,000         $    2,721,670
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                                $   2,555,000         $    2,267,563
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   610,000                662,613
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          3,250,000              2,831,563
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          2,465,000              2,147,631
---------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                                  2,615,000              2,360,038
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                              1,695,000              1,574,231
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                     2,955,000              2,932,838
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013                                                                           105,000                 97,913
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                               2,460,000              2,536,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,411,265
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                               $     665,000         $      709,888
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                      $   1,030,000         $    1,071,200
---------------------------------------------------------------------------------------------------------------------------------
El Pollo Loco, Inc., 11.75%, 2013 (n)                                                            1,365,000              1,453,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,524,925
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                            $   1,935,000         $    1,838,250
---------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 11.125%, 2014 (n)                                       2,765,000              2,720,069
---------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 0% to 2008, 14.5% to 2014 (n)                           3,587,000              3,048,950
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                    1,430,000              1,465,750
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, 10.75%, 2015                                                        1,105,000              1,207,213
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                       1,310,000              1,375,500
---------------------------------------------------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                                                 1,308,000              1,381,575
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015                                                              1,835,000              1,968,038
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                         1,000,000              1,093,750
---------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                                 1,635,000              1,602,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,701,395
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                 $   2,945,000         $    3,055,438
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (z)                                                         2,890,000              2,893,613
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                            1,155,000              1,178,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,127,151
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                               $   1,725,000         $    1,932,000
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                              4,925,000              4,851,125
---------------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                2,475,000              2,549,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,332,375
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                   $     400,000         $      415,000
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                   1,305,000              1,399,613
---------------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co., 7.125%, 2013 (n)                                                         215,000                214,463
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375%, 2010                                                      332,000                347,372
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (n)                                                          272,000                284,594
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                              1,295,000              1,295,000
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  570,000                608,475
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                2,113,000              2,139,413
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                 100,000                105,000
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                  3,270,000              3,633,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,442,718
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015 (n)                                                      $   2,735,000         $    2,841,846
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk, 8.75%, 2013 (n)                                            $   1,419,000         $    1,422,281
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (n)                                                                $   3,615,000         $    3,777,675
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                                           $     123,000         $      130,688
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (n)                                                           1,725,000              1,781,063
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 145,000                164,184
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,693,000              1,818,275
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016 (z)                                                            309,000                316,725
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                              2,150,000              2,324,688
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                          3,000,000              3,033,750
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                          1,485,000              1,655,775
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                            1,975,000              1,821,938
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                   6,550,000              6,623,688
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                2,120,000              2,021,950
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                             1,410,000              1,459,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,152,074
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $  613,321,726
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (a)                                                                                 153,300         $    2,647,491
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (a)                                                                               73,400              1,484,882
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,132,373
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                         36,300         $    1,905,387
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                                            66,300         $    1,288,872
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                      51,540         $    1,892,033
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                                             29         $            0
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                             40,712         $      916,834
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                   144,900         $    1,988,028
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $   12,123,527
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 1.6% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Term Loan, 2013 (o)                                              $      24,323         $       24,445
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.3225%, 2013                                $   2,746,212         $    2,775,391
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                        878,788                888,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,663,516
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.3508%, 2012                                                 $   2,723,833         $    2,744,262
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Bridge Term Loan, 10.12%, 2013                                             $   3,711,569         $    3,693,011
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 2013 (o)                                                   $   1,036,184         $    1,040,069
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                        $   11,165,303
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp., "F", 6.75%                                                                                800         $      689,000
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% (p)                                                                   173         $    1,388,325
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                                  1,975              2,172,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,560,825
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                              1,375         $       35,131
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                           $    3,595,956
---------------------------------------------------------------------------------------------------------------------------------
                                                                 STRIKE PRICE     FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (a)                                         45.24           9/16/2000         258         $          851
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina                                                  N/A              N/A     22,114,000         $    2,465,711
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment Obligation,                 N/A              N/A         93,635              3,019,729
expires 2020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,485,440
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                                                   $    5,486,291
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.3%, due 11/01/06 (y)                                               $  27,610,000         $   27,610,000
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31% dated 10/31/06, due 11/1/06, total to be received
  $11,741,732 (secured by various U.S. Treasury and Federal Agency obligations and
  Mortgage Backed securities in a jointly traded account)                                    $  11,740,000         $   11,740,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                            $  685,731,803
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                                   9,266,592
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $  694,998,395
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $596,042,907 and 86.92% of market value. An independent pricing service provided an evaluated bid for
    84.46% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $127,601,484, representing 18.4% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                       ACQUISITION        ACQUISITION         CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                     DATE               COST           MARKET VALUE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                   8/8/2003         $ 1,400,894         $1,467,375
Anthracite CDO Ltd., 6%, 2037                           5/14/2002            968,128          1,307,988
Arbor Realty Mortgage Securities, FRN,                 12/20/2005          1,445,469          1,456,454
7.6738%, 2041
Asset Securitization Corp., FRN, 8.4999%, 2029          1/25/2005          1,985,098          2,496,915
Banco de Credito del Peru, FRN, 6.95%, 2021            10/31/2006            847,000            847,000
Falcon Franchise Loan LLC, FRN, 3.8455%, 2023           1/29/2003            358,254            296,013
Federative Republic of Brazil, CLN, 6%, 2009            6/16/2006          1,569,246          1,741,786
HRP Myrtle Beach Operations, FRN, 10.12%, 2012          3/23/2006          1,845,000          1,840,388
Knowledge Learning Corp., 7.75%, 2015                   1/28/2005            815,000            772,213
Majapahit Holding B.V., 7.75%, 2016                    10/11/2006            305,836            316,725
Michaels Stores, Inc., 11.375%, 2016                   10/25/2006          2,893,063          2,893,613
National Power Corp., 6.875%, 2016                     10/25/2006            317,000            318,585
NXP B.V./NXP Funding LLC, 7.875%, 2014                  10/5/2006          1,075,000          1,091,125
Preferred Term Securities VII Ltd., 8.7%, 2032          1/25/2005            892,500            884,625
Preferred Term Securities XII Ltd., 9.8%, 2033          1/7/2005           1,863,750          1,544,250
Preferred Term Securities XVI Ltd., 14%, 2035           12/8/2004          3,274,750          2,864,063
Preferred Term Securities XVII Ltd., 9.3%, 2035         3/9/2005           1,813,000          1,482,128
---------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                 $23,621,246             3.4%

The following abbreviations are used in this report and are defined:
CLN           Credit-Linked Note
FRN           Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT          Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
        BRL  Brazilian Real
        EUR  Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD OPPORTUNITIES FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                 $672,134,420
                                                                               ============
Gross unrealized appreciation                                                  $ 20,406,987
Gross unrealized depreciation                                                    (6,809,604)
                                                                               ------------
      Net unrealized appreciation (depreciation)                               $ 13,597,383
                                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                               NET UNREALIZED
    CONTRACTS TO                                                               CONTRACTS        APPRECIATION
  DELIVER/RECEIVE              SETTLEMENT DATE        IN EXCHANGE FOR          AT VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
SALES
-----
EUR            566,515             12/18/06             $   713,259            $ 725,078           $ (11,819)

PURCHASES
---------
EUR          1,358,625             12/18/06             $ 1,710,654            $ 725,078           $  28,240

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.